Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Assets:
Cash and cash equivalents		₨ 5,779	$ 70	₨ 14,852
Derivative financial instruments		1,232	15	1,906
Other assets	[1]	5,678		2,347
Liabilities:
Trade and other payables		26,444	322	25,572
Derivative financial instruments		137	2	479
Long-term borrowings		6,082		6,763
Short-term borrowings		7,390	$ 90	27,082
Other liabilities and provisions	[2]	30,926		26,238
Total carrying value [Member]
Assets:
Cash and cash equivalents		5,779		14,852
Other investments		56,678		33,181
Trade and other receivables		72,485		66,818
Derivative financial instruments		1,232		1,906
Total		141,852		119,104
Liabilities:
Trade and other payables		26,444		25,572
Derivative financial instruments		137		479
Long-term borrowings		6,082		6,763
Short-term borrowings		7,390		27,082
Total		70,979		86,134
Total fair value [Member]
Assets:
Cash and cash equivalents		5,779		14,852
Other investments		56,678		33,181
Trade and other receivables		72,485		66,818
Derivative financial instruments		1,232		1,906
Total		141,852		119,104
Liabilities:
Trade and other payables		26,444		25,572
Derivative financial instruments		137		479
Long-term borrowings		6,082		6,763
Short-term borrowings		7,390		27,082
Total		₨ 70,979		₨ 86,134

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.15,191 and Rs.12,449 as of March 31, 2023 and 2022, respectively, are not included.
[2]	Other liabilities and provisions: · Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.16,907 and Rs.14,491 as of March 31, 2023 and 2022, respectively, are not included. · Amounts as of March 31, 2022 includes consideration payable of Rs.84 pursuant to the acquisition of Nimbus Health, GmbH (Refer to Note 6 for details).